Segment Reporting - Revenues and Percentage of Consolidated Revenues (Parenthetical) (Detail) (Maximum [Member])	12 Months Ended
Dec. 31, 2012
Maximum [Member]
Segment Reporting Information [Line Items]
Percentage of revenue for BP PLC	10.00%